Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 498	€ 498
Carrying amount of commercial paper	€ 498
Interest rate	3.23%	3.84%		3.49%
Short-term borrowings			€ 1,250
Less Than 12 Months
Disclosure of financial liabilities [line items]
Commercial paper, outstanding		€ 498
Commercial paper
Disclosure of financial liabilities [line items]
Interest rate	2.38%	3.03%
Short-term borrowings	€ 498	€ 498
Commercial paper | Less Than 12 Months
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 500
Commercial paper | Highest
Disclosure of financial liabilities [line items]
Maturities	12 months
Short-term Loan 1
Disclosure of financial liabilities [line items]
Interest rate	2.91%	3.56%
Short-term borrowings	€ 2,250